Nationwide Government Money Market Fund Investment Risks - Nationwide Government Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLoss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Yield risk – there is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The interest earned on the Fund's investments in fixed-income securities will decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be prepaid, which, in turn, increases these risks. Very low or negative interest rates may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities will not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Credit risk is the risk that an issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the value of a bond. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers, or due to general market conditions and a lack of willing buyers.
Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase agreements risk – exposes the Fund to the risk that the party that sells the securities to the Fund will default on its obligation to repurchase them.
Investments in Other Money Market Mutual Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in other money market mutual funds risk – to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance will be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Risk Associated with Holding Cash [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk associated with holding cash – although the Fund seeks to be fully invested, it at times holds some of its assets in cash, which may hurt the Fund’s performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund. Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.